SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment-2 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	20 years	20 years
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years	5 years
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years	5 years
Motor vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years	5 years
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years	5 years
Spa Equipment, Curtains, Crockery, Glassware and Linen [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years	5 years
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	$ 0	$ 0	$ 825,307
Depreciation expense	$ 0	$ 0
Maximum | IT Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years	5 years
Maximum | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	8 years	8 years
Minimum | IT Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years	3 years
Minimum | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	2 years	2 years